Group statement of financial position - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022 [1]
ASSETS
Goodwill and other intangible assets	$ 1,099	$ 1,144
Property, plant and equipment	153	157
Right-of-use assets	273	280
Investment in Associates and Joint Ventures	48	36
Retirement benefit assets	3	2
Other financial assets	185	156
Derivative financial instruments	20	7
Deferred compensation plan investments	250	216
Non-current other receivables	13	3
Deferred tax assets	134	126
Contract costs	82	75
Contract assets	424	336
Total non-current assets	2,684	2,538
Inventories	5	4
Trade and other receivables	740	646
Current tax receivable	15	16
Other financial assets	7	0
Cash and cash equivalents	1,322	976
Contract costs	5	5
Contract assets	35	31
Total current assets	2,129	1,678
Total assets	4,813	4,216
LIABILITIES
Loans and other borrowings	(599)	(55)
Lease liabilities	(30)	(26)
Derivative financial instruments	(25)	0
Trade and other payables	(711)	(697)
Deferred revenue	(752)	(681)
Provisions	(10)	(44)
Insurance liabilities	(12)	(9)
Current tax payable	(51)	(32)
Total current liabilities	(2,190)	(1,544)
Loans and other borrowings	(2,567)	(2,341)
Lease liabilities	(396)	(401)
Derivative financial instruments	0	(11)
Retirement benefit obligations	(66)	(66)
Deferred compensation plan liabilities	(250)	(216)
Trade and other payables	(75)	(81)
Deferred revenue	(1,096)	(1,043)
Provisions	(26)	(20)
Insurance liabilities	(25)	(23)
Deferred tax liabilities	(68)	(78)
Total non-current liabilities	(4,569)	(4,280)
Total liabilities	(6,759)	(5,824)
Net assets (liabilities)	(1,946)	(1,608)
EQUITY
IHG shareholders' equity	(1,950)	(1,615)
Non-controlling interest	4	7
Total equity	$ (1,946)	$ (1,608)

[1]	Re-presented for the adoption of IFRS 17 ‘Insurance Contracts’ (see New accounting standards and other presentational changes).